Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Reconciliation

For the years ended December 31, 2010 and 2011, the Company did not recognize any current or deferred income tax benefit or expense. Actual income tax benefit (expense) for the years ended December 31, 2010 and 2011 differs from the amounts computed using the federal statutory tax rate of 34%, as follows:

	2010	2011
Income tax benefit (expense) at the statutory rate	$290,000	$(168,000)
Benefit (expense) resulting from:
Increase in Federal valuation allowance	(290,000)	—
Utilization of net operating loss carryforwards	—	168,000

Income tax benefit (expense)	$—	$—

Significant Deferred Tax assets and Liabilities

At December 31, 2010 and 2011, the tax effects of temporary differences that give rise to significant deferred tax assets and liabilities are presented below:

	2010	2011
Federal net operating loss carryforwards	$2,856,000	$2,720,000
State net operating loss carryforwards	413,000	400,000
Oil and gas properties	—	(217,000)
Asset retirement obligations	—	222,000

Net deferred tax assets	3,269,000	3,125,000
Less valuation allowance	(3,269,000)	(3,125,000)

Net deferred tax assets	$—	$—